Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

						$ million
		2021		2020		2019
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January	555	186	509	249	416	235
Charged to costs and expenses	136	3	214	103	206	28
Charged to other accounts[a]	(11)	—	2	—	(2)	—
Deductions	(96)	(20)	(170)	(166)	(111)	(14)
At 31 December	584	169	555	186	509	249
[a] Principally exchange adjustments.